INCOME TAX AND DEFERRED TAX ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
INCOME TAX AND DEFERRED TAX ASSETS
Schedule of Income (loss) before income tax and income taxes expense, and deferred tax expense by each jurisdiction

	June 30,	June 30,
	2026	2025
(Loss) income before income tax
UK	$(91,080)	$(243,362)
Japan	9,190	—
Other foreign jurisdictions	(1,068,876)	397,774
	$(1,150,766)	$154,412

Income tax expenses
Current tax – Japan	$929	$—
Deferred tax – Japan	1,480	—
	$2,409	$—

Schedule of deferred tax assets

	June 30,		December 31,
Deferred Tax Assets:	2026		2025
Allowance for CECL - accounts receivable		$56,337	$—
Net operating loss – UK		245,381	218,712
Total deferred tax assets		301,718	218,712
Valuation allowance		(245,381)	(218,712)
Net deferred tax assets		$56,337	$—

Schedule of reconciliation of the statutory income tax rate and the effective income tax rate

	June 30,	June 30,
PRC	2026	2025
Hong Kong statutory income tax rate	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	(16.50)%	(16.50)%
PRC statutory income tax rate	—	25.00%
Valuation allowance recognized with respect to the loss in PRC Company	—	(25.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%
Effective rate	0.00%	0.00%

UK
UK statutory income tax rate	19.00%	19.00%
Valuation allowance recognized with respect to the loss in UK	(19.00)%	(19.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%
Effective rate	0.00%	0.00%

Japan
Japan statutory income tax rate	30.60%	—
Effect of valuation and deferred tax adjustments	(4.39)%	—
Effective rate	26.21%	—